Debt - LGTV Revolver Availability of Funds & Commitment Fee - Narrative (Details) $ in Millions			3 Months Ended
	May 13, 2024 USD ($)	Jun. 14, 2023	Jun. 30, 2024 USD ($) INCREASE	May 08, 2024 USD ($)	Mar. 31, 2024 USD ($)
Debt Instrument [Line Items]
Total corporate debt			$ 1,571.2		$ 1,793.5
Revolving Credit Facility | Lions Gate Television Inc. | Minimum
Debt Instrument [Line Items]
Commitment fee percentage			0.25%
Revolving Credit Facility | Lions Gate Television Inc. | Maximum
Debt Instrument [Line Items]
Commitment fee percentage			0.375%
Revolving Credit Facility | Lions Gate Television Inc. | SOFR | Minimum
Debt Instrument [Line Items]
Coupon rate (as percent)		0.00%
LGTV Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Total corporate debt			$ 585.0		575.0
LGTV Revolver | Revolving Credit Facility | Lions Gate Television Inc.
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity			1,100.0
Credit facility, available amount			$ 515.0
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc.
Debt Instrument [Line Items]
Number of possible increases in margin | INCREASE			2
Effective interest rate (as percent)			7.18%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | SOFR
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		0.10%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | SOFR | Minimum
Debt Instrument [Line Items]
Coupon rate (as percent)		0.75%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | Applicable Margin
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		1.75%
LGTV Term Loan A | Revolving Credit Facility | Lions Gate Television Inc. | LIBOR
Debt Instrument [Line Items]
Potential increases in interest rate upon certain increases to leverage ratios, total			50
Potential increase in interest rate upon certain increases to leverage ratios, per increase			25.00%
LGTV Term Loan A | Term Loans
Debt Instrument [Line Items]
Total corporate debt			$ 314.4		399.3
LGTV Term Loan A | Term Loans | Lions Gate Television Inc.
Debt Instrument [Line Items]
Total corporate debt				$ 399.3
Quarterly principal payment percent			1.75%
Quarterly principal payment percent, year two			2.50%
LGTV Term Loan B | Term Loans
Debt Instrument [Line Items]
Total corporate debt			$ 605.1		819.2
LGTV Term Loan B | Term Loans | Lions Gate Television Inc.
Debt Instrument [Line Items]
Total corporate debt				$ 819.2
Maximum outstanding principal to trigger maturity			$ 250.0
Effective interest rate (as percent)			7.68%
Quarterly principal payment percent			0.25%
LGTV Term Loan B | Term Loans | Lions Gate Television Inc. | SOFR
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		0.10%
LGTV Term Loan B | Term Loans | Lions Gate Television Inc. | SOFR | Minimum
Debt Instrument [Line Items]
Coupon rate (as percent)		0.00%
LGTV Term Loan B | Term Loans | Lions Gate Television Inc. | Applicable Margin
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		2.25%
LGTV Term Loan B | Term Loans | Lions Gate Television Inc. | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)		1.25%
Intercompany Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Total corporate debt			$ 66.7		$ 0.0
Intercompany Revolver | Revolving Credit Facility | Lions Gate Television Inc.
Debt Instrument [Line Items]
Revolving credit facility, maximum borrowing capacity	$ 150.0
Intercompany Revolver | Revolving Credit Facility | Lions Gate Television Inc. | SOFR
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)	1.75%